Note 7 - Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	June 30, 2017		December 31, 2016		December 31, 2015
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	1,427,438	2.96	917,188	2.79	1,095,850	2.76
Granted	260,000	2.39	575,000	3.22	-	-
Exercised	(60,000)	1.91	-	-	(72,412)	2.13
Forfeited	(97,750)	3.14	(64,750)	3.30	(106,250)	2.88
Expired	-	-	-	-	-	-
Outstanding at the end of the period	1,529,688	2.53	1,427,438	2.94	917,188	2.79
Exercisable at the end of the period	897,188	2.84	774,938	2.87	724,688	3.03

Shares purchase options available for grant on at end of period	250,428		243,428		232,428

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Outstanding options				Fully vested options (1)
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)
3.99	287,088	0.3	3.99	-	287,088	3.99	-
3.22	550,000	8.8	3.22	-	137,500	3.22	-
2.38	120,100	3.0	2.38	61,466	120,100	2.38	61,466
1.91	302,500	5.5	1.91	296,991	302,500	1.91	296,991
1.88	50,000	3.0	1.88	50,590	50,000	1.88	50,590
2.39	220,000	0.0	2.39	110,393	-	-	-
1.88 to 3.99	1,529,688	5.2	2.96	519,441	897,188	2.84	409,047